FAIR VALUE MEASUREMENT (Q2) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets, Fair Value [Abstract]
Assets	$ 0
Current Liabilities [Abstract]
Derivative liability	0	$ 17,282,500	$ 14,905,300
Liabilities [Abstract]
Derivative liability	0	1,120,300	0
Liabilities	$ 0
Level 1 [Member]
Current Liabilities [Abstract]
Derivative liability		0
Liabilities [Abstract]
Derivative liability		0
Level 2 [Member]
Current Liabilities [Abstract]
Derivative liability		0
Liabilities [Abstract]
Derivative liability		0
Level 3 [Member]
Current Liabilities [Abstract]
Derivative liability		17,282,500
Liabilities [Abstract]
Derivative liability		$ 1,120,300	$ 14,905,300